Share-Based Payment (Details 3)	12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Mar. 31, 2018 shares
PBI 2013 Option Plan [Member]
Statements [Line Items]
Balance	5,959	18,459	203,169
Acquired from SalvaRx Acquisition		0
Granted		0
Exercised			(184,710)
Cancelled		(12,500)
Expired	(2,979)
Balance	2,980	5,959	18,459
Exercisable as at March 31, 2020	2,980
PPL Option Plan (Subsidiary Plan) [Member]
Statements [Line Items]
Balance	57,258	47,917	47,917
Acquired from SalvaRx Acquisition		0
Granted		9,341
Exercised			0
Cancelled		0
Expired	(47,917)
Balance	9,341	57,258	47,917
Exercisable as at March 31, 2020	9,341
iOx Option Plan (Subsidiary Plan) [Member]
Statements [Line Items]
Balance	2,599	0	0
Acquired from SalvaRx Acquisition		2,599
Granted		0
Exercised			0
Cancelled		0
Balance	2,599	2,599	0
Exercisable as at March 31, 2020	1,643